FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

9. FAIR VALUE MEASUREMENT

Measured at fair value on a recurring basis

As of December 31, 2023 and 2024, short-term and long-term investments measured at fair value are as follows:

	Fair value measurement as of December 31, 2024
	Quoted prices in active market for identical assets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	202,635	783,007	—	985,642
Investments elected to measure at fair value
- Wealth management products	—	712,672	—	712,672
Long-term investments:
Available-for-sale debt investments
- Wealth management products	—	863,625	—	863,625
Investments elected to measure at fair value
- Wealth management products	—	59,115	—	59,115
Total	202,635	2,418,419	—	2,621,054

9. FAIR VALUE MEASUREMENT - continued

Measured at fair value on a recurring basis - continued

	Fair value measurement as of December 31, 2023
	Quoted prices in active market for identical assets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	207,329	1,559,248	—	1,766,577
Investments elected to measure at fair value
- Wealth management products	—	159,152	—	159,152
Long-term investments:
Available-for-sale debt investments
- Wealth management products	—	928,200	—	928,200
Investments elected to measure at fair value
- Wealth management products	—	101,432	—	101,432
Total	207,329	2,748,032	—	2,955,361

9. FAIR VALUE MEASUREMENT - continued

Measured at fair value on a recurring basis - continued

The Group’s available-for-sale debt investments and investments elected to measure at fair value as of December 31, 2023 and 2024 mainly consist of wealth management products purchased from banks. Those wealth management products with fair value which is determined based on the quoted market prices currently available on the website of the bank have been categorized as Level 1. The remaining wealth management products are valued using directly or indirectly observable inputs in the market place.

A summary of available-for-sale investments during the years ended December 31, 2023 and 2024 is presented as below:

	As of December 31, 2024
	Original cost	Unrealized gains	Unrealized loss	Provision for decline in value	Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	966,011	19,631	—	—	985,642
Long-term investments:
Available-for-sale debt investments
- Wealth management products	824,015	39,610	—	—	863,625
Total	1,790,026	59,241	—	—	1,849,267

	As of December 31, 2023
	Original cost	Unrealized gains	Unrealized loss	Provision for decline in value	Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	1,752,828	13,749	—	—	1,766,577
Long-term investments:
Available-for-sale debt investments
- Wealth management products	906,499	21,701	—	—	928,200
Total	2,659,327	35,450	—	—	2,694,777

9. FAIR VALUE MEASUREMENT - continued

Measured at fair value on a recurring basis - continued

For the years ended December 31, 2023 and 2024, a gain of RMB3,315 and RMB12,860 resulting from changes in fair value of the products under fair value option was recorded in other income, respectively.

As of December 31, 2024, RMB985,642 available-for-sale investments and RMB712,672 investments elected to measure at fair value will mature within one year, RMB863,625 available-for-sale investments and RMB59,115 investments elected to measure at fair value will mature within one to five years.

Measured at fair value on a non-recurring basis

The Group’s non-financial assets, such as property, equipment and software and acquired intangible assets, would be measured at fair value on a non-recurring basis whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. No such impairment occurred in the years ended December 31, 2022, 2023 and 2024.